CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions		Total	Ordinary Shares	Preference Shares	7.401% Preference Shares	7.250% Preference Shares	Non-controlling interest	Minority interest buy-out	Additional paid-in capital	Additional paid-in capital Ordinary Shares	Additional paid-in capital Preference Shares	Retained earnings		Retained earnings Ordinary Shares	Retained earnings Preference Shares	Gain/(loss) on derivatives, net of taxes:	Cumulative foreign currency translation adjustments, net of taxes:	Unrealized appreciation on available for sale investments, net of taxes:	Restatement Adjustment Retained earnings
Preference share redemption costs											$ 8.0
Shareholder's equity beginning balance at Dec. 31, 2016			$ 0.1	$ 0.0			$ 1.4		$ 1,259.6			$ 2,376.7				$ (0.5)	$ (27.1)	$ 22.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net change attributable to non-controlling interest for the year		$ (1.3)					1.3
Shares issued			0.0							$ 0.5	0.0
Ordinary shares repurchased and canceled			0.0							(30.0)
Preference shares redeemed and cancelled											(293.2)
Preference shares redemption	[1]										8.0				$ (8.0)
Share-based compensation	[2]								9.8
Consideration of minority interest									0.0
Buy-out of minority interest		0.0						$ 0.0	0.0
Net (loss)		(266.4)
Dividends														$ (56.2)	(36.2)
Dividends due to non-controlling interest												(0.1)
Change for the year, net of income tax																	(40.6)	(12.8)
Shareholder's equity ending balance at Dec. 31, 2017		2,912.9	0.1	0.0			2.7		954.7			2,011.3				2.1	(67.7)	9.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retained earnings restatement	[3]																		$ 15.6
Preferred Stock, Dividend Rate, Percentage					7.401%	7.25%
Share-based payment | Accounting Standards Update 2016-09									7.9			2.8	[4]
Net change from current period hedged transactions																2.6
Total accumulated other comprehensive income/(loss), net of taxes		(55.9)
Net change attributable to non-controlling interest for the year		(1.0)					1.0
Shares issued			0.0							2.7	0.0
Ordinary shares repurchased and canceled			0.0							0.0
Preference shares redeemed and cancelled											0.0
Preference shares redemption	[1]										0.0				0.0
Share-based compensation	[2]								10.1
Consideration of minority interest									0.0
Buy-out of minority interest		0.0						0.0	0.0
Net (loss)		(145.8)
Dividends														(42.9)	(30.5)
Dividends due to non-controlling interest												(0.1)
Change for the year, net of income tax																	12.3	(76.5)
Shareholder's equity ending balance at Dec. 31, 2018		2,640.4	0.1	0.0			3.7		967.5			1,791.0				0.3	(55.4)	(66.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based payment | Accounting Standards Update 2016-09									10.1			0.0	[4]
Net change from current period hedged transactions																(1.8)
Total accumulated other comprehensive income/(loss), net of taxes		(121.9)
Net change attributable to non-controlling interest for the year		1.2					(1.2)
Shares issued			0.6							0.8	241.6
Ordinary shares repurchased and canceled			(0.1)							$ 0.0
Preference shares redeemed and cancelled											0.0
Preference shares redemption	[1]										$ 0.0				0.0
Share-based compensation	[2]								(9.9)
Consideration of minority interest									(0.8)
Buy-out of minority interest		0.8						$ (2.5)	2.5
Net (loss)		(241.7)
Dividends														$ 0.0	$ (35.9)
Dividends due to non-controlling interest												0.0
Change for the year, net of income tax																	(24.8)	151.3
Shareholder's equity ending balance at Dec. 31, 2019		2,725.5	$ 0.6	$ 0.0			$ 0.0		$ 1,201.7			1,514.6				4.3	$ (80.2)	$ 84.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based payment | Accounting Standards Update 2016-09	[4]											$ 0.0
Net change from current period hedged transactions																$ 4.0
Total accumulated other comprehensive income/(loss), net of taxes		$ 8.6

[1]	The $8.0 million deduction from net income in 2017 is attributable to the reclassification from additional paid-in capital to retained earnings representing the difference between the capital raised upon issuance of the 7.401% and 7.250% Perpetual Non-Cumulative Preference Shares, net of issuance costs, and the final redemption costs of $293.2 million.
[2]	The balance in 2017 includes $7.9 million reclassification from accrued expenses and other payable as a result of the classification of restricted share units as equity following the adoption of ASU 2016-09 -“Compensation — Stock Compensation”. The balance in 2018 of $10.1 million is a reclassification from accrued expenses and other payables as a result of the net settlement of restricted share units following the adoption of ASU 2016-09. The balance in 2019 of $(9.9) million relates to the reclassification between additional paid-in capital to accrued expenses and other payables as a result of the net settlement of taxes on restricted share units.
[3]	Reinsurance premiums payables and retained earnings have been restated by $15.6 million from January 1, 2017 to account for additional ceded premiums on excess of loss ceded reinsurance contracts for periods December 31, 2016 and prior.
[4]	The $2.8 million relates to the cumulative effect-adjustment to opening retained earnings as a result of the classification of restricted share units as equity following the adoption of ASU 2016-09. The adjustment has been applied using a modified retrospective approach.